SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Balance Sheets (Unaudited) (Details) ¥ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 04, 2019 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,826,834	$ 503,505	$ 1,433,158	$ 5,743,682
Prepaid expenses	116,877	11,765
Other receivables	482	3,069
Total Current Assets	1,944,193	682,509
Property and equipment, net	3,249,686	3,307,371
Non-Current Assets
Intangible assets - trademarks	8,924
VAT credit	5,198	9,362
Total Other Assets	14,122	9,362
Total Assets	5,208,001	3,999,242	$ 5,635,075		¥ 50
Current Liabilities:
Accounts payable and accrued liabilities	196,813	101,969
Due to related party	3,395
Deferred income	1,270	20,068
Series A warrants liabilities	1,424,932					$ 190,384
Total Current Liabilities	1,626,410	122,037
Total Liabilities	1,626,410	122,037
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 shares issued and outstanding	25,217	11,675
Additional paid in capital	9,870,996	6,845,394
Statutory reserve	327,140	327,140
Retained deficit	(6,552,641)	(3,363,436)
Accumulated other comprehensive (loss) income	(89,121)	56,432
Total Shareholders' Equity	3,581,591	3,877,205
Total Liabilities and Equity	5,208,001	$ 3,999,242
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Current Assets
Cash, cash equivalents, and restricted cash	1,826,641
Prepaid expenses	116,164
Other receivables	482
Total Current Assets	1,943,287
Property and equipment, net	3,249,686
Non-Current Assets
Intangible assets - trademarks	8,924
VAT credit	5,039
Total Other Assets	13,963
Total Assets	5,206,936
Current Liabilities:
Accounts payable and accrued liabilities	32,802
Due to related party	41,504
Deferred income	1,270
Series A warrants liabilities	1,424,932
Total Current Liabilities	1,500,508
Total Liabilities	1,500,508
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 shares issued and outstanding	25,217
Additional paid in capital	7,298,559
Retained deficit	(3,562,327)
Accumulated other comprehensive (loss) income	(55,021)
Total Shareholders' Equity	3,706,428
Total Liabilities and Equity	5,206,936
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Current Assets
Cash, cash equivalents, and restricted cash	(193)
Prepaid expenses	(713)
Total Current Assets	(906)
Non-Current Assets
VAT credit	(159)
Total Other Assets	(159)
Total Assets	(1,065)
Current Liabilities:
Accounts payable and accrued liabilities	(164,011)
Due to related party	38,109
Total Current Liabilities	(125,902)
Total Liabilities	(125,902)
Equity:
Additional paid in capital	(2,572,437)
Statutory reserve	(327,140)
Retained deficit	2,990,314
Accumulated other comprehensive (loss) income	34,100
Total Shareholders' Equity	124,837
Total Liabilities and Equity	$ (1,065)